Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other payables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
TRADE AND OTHER PAYABLES
Trade payables	52.0	41.6
Interest payable	14.9	16.7
Accruals	57.4	57.4
Current portion of reclamation and closure cost obligations (Note 15)	5.6	5.7
Current portion of gold stream obligation (Note 12)	30.3	32.1
Current portion of New Afton free cash flow interest obligation (Note 12)	12.7	4.5
Total trade and other payables	172.9	158.0